Label	Element	Value
PACE® International Equity Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000930007_SupplementTextBlock

PACE Select

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Large Co Value Equity Investments

PACE® Small/Medium Co Value Equity Investments

PACE® Small/Medium Co Growth Equity Investments

PACE® International Equity Investments

PACE® International Emerging Markets Equity Investments

PACE® Alternative Strategies Investments

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus"), and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2012, as supplemented to date

I.   PACE International Equity Investments

Risk/Return [Heading]	rr_RiskReturnHeading	PACE® International Equity Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The section captioned "PACE International Equity Investments Fund summary" and sub-headed "Management process" beginning on page 48 of each of the Multi-Class Prospectus and Class P Prospectus is revised by replacing the third sentence of the first paragraph of that section with the following:

Mondrian Investment Partners Limited ("Mondrian"), J.P. Morgan Investment Management Inc. ("J.P. Morgan") and Chautauqua Capital Management, LLC ("Chautauqua") currently serve as the fund's investment advisors.

The section captioned "PACE International Equity Investments Fund summary" and sub-headed "Management process" beginning on page 48 of each of the Multi-Class Prospectus and Class P Prospectus is revised by deleting the fifth paragraph of that section in its entirety and inserting the following in its place:

Chautauqua endeavors to achieve consistent risk adjusted excess returns by managing a concentrated portfolio of 25-35 quality, growth companies generally headquartered outside of the United States. The portfolio consists of a carefully diversified set of best idea equities that Chautauqua believes will benefit from long-term trends, have sustainable competitive advantages and exhibit growth that should outpace the market. Companies are valued based on a forward looking cash flow analysis. When selecting investments, Chautauqua has a long-term time horizon.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The section captioned "PACE International Equity Investments Fund summary" and sub-headed "Risk/return bar chart and table" beginning on page 49 of each of the Multi-Class Prospectus and Class P Prospectus is revised by adding the following before the final sentence of the first paragraph:

Chautauqua assumed day-to-day management of a separate portion of the fund's assets on August 5, 2013.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.